SPECTRA FUND

                        SUPPLEMENT DATED OCTOBER 11, 2005
                                     TO THE
                PROSPECTUSES OF THE FUND DATED FEBRUARY 18, 2005


The following information will supercede or supplement certain information in the Fund's Prospectuses.

The following information supercedes the description of the portfolio managers of Spectra Fund on page 6 of the Prospectus for Class A Shares and pages 5-6 of the Prospectus for Class N Shares:

         Patrick Kelly is the sole portfolio manager of the Fund.


Teresa McRoberts is no longer with Fred Alger Management, Inc.